COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Long-term Purchase Commitment, Amount	¥ 5,172	¥ 4,877
Equipment [Member]
Long-term Purchase Commitment, Amount	4,172	4,877
Plant and building construction [Member]
Long-term Purchase Commitment, Amount	¥ 1,000	¥ 0